Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000027570
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000027567
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	9.95%	5.13%	4.17%
C000027569
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	12.94%	5.25%	3.84%
C000027573
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000027570
Average Annual Return [Line Items]
Average Annual Return, Percent	15.12%	6.31%	4.89%
Without Sales Load [Member] | C000027567
Average Annual Return [Line Items]
Average Annual Return, Percent	14.84%	6.04%	4.62%
Without Sales Load [Member] | C000027569
Average Annual Return [Line Items]
Average Annual Return, Percent	13.94%	5.25%	3.84%
Without Sales Load [Member] | C000027573
Average Annual Return [Line Items]
Average Annual Return, Percent	15.12%	6.34%	4.97%
AllianceBernstein Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net)
Average Annual Return, Percent	27.83%	12.42%	10.06%
AllianceBernstein Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net)
Average Annual Return, Percent	27.83%	12.42%	10.06%
AllianceBernstein Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net)
Average Annual Return, Percent	27.83%	12.42%	10.06%
AllianceBernstein Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net)
Average Annual Return, Percent	27.83%	12.42%	10.06%
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	18.10%	6.93%	6.27%
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	4.64%	(1.42%)	0.30%
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	18.10%	6.93%	6.27%
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	4.64%	(1.42%)	0.30%
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	18.10%	6.93%	6.27%
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	4.64%	(1.42%)	0.30%
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	18.10%	6.93%	6.27%
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	4.64%	(1.42%)	0.30%